Consolidated Schedule of Investments
July 31, 2023
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–22.52%
U.S. Treasury Floating Rate Notes–22.52%(a)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)	5.33%	01/31/2024	$ 58,700	$ 58,706,904
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.08%)	5.28%	04/30/2024	74,500	74,483,516
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)	5.39%	07/31/2024	59,200	59,221,998
Total U.S. Treasury Securities (Cost $192,399,966)				192,412,418
		Expiration Date
Commodity-Linked Securities–11.84%
Barclays Bank PLC (United Kingdom), U.S. Federal Funds Effective Rate minus 0.06% (linked to the Barclays Gold Nearby Total Return Index, multiplied by 2.5)(b)		01/08/2024	14,700	17,512,628
Citigroup, Inc., 1 month SOFR plus 0.04% (linked to the S&P GSCI Gold Excess Return Index, multiplied by 2.5)(b)		11/30/2023	33,500	45,997,116
Royal Bank of Canada (Canada), (linked to RBC Enhanced Copper 2x Index, multiplied by 2)(b)		09/03/2024	15,500	16,079,450
Societe Generale S.A. (France), U.S. Federal Funds Effective Rate minus 0.02% (linked to the Societe Generale Soybean Meal Index, multiplied by 2)(b)		01/31/2024	22,000	21,584,180
Total Commodity-Linked Securities (Cost $85,700,000)				101,173,374
			Shares
Money Market Funds–56.55%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d)			125,815,486	125,815,486
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(c)(d)			88,877,092	88,885,980
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio (Ireland), Agency Class, 5.30%(c)(d)			124,765,050	124,765,050
Invesco Treasury Portfolio, Institutional Class, 5.18%(c)(d)			143,789,127	143,789,127
Total Money Market Funds (Cost $483,236,809)				483,255,643
TOTAL INVESTMENTS IN SECURITIES–90.91% (Cost $761,336,775)				776,841,435
OTHER ASSETS LESS LIABILITIES–9.09%				77,651,385
NET ASSETS–100.00%				$854,492,820
Investment Abbreviations:
SOFR	– Secured Overnight Financing Rate
Notes to Consolidated Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2023.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $101,173,374, which represented 11.84% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$161,006,414	$152,922,628	$(188,113,556)	$-	$-	$125,815,486	$3,883,022
Invesco Liquid Assets Portfolio, Institutional Class	114,029,407	109,230,448	(134,366,826)	(26,734)	19,685	88,885,980	2,816,953
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Institutional Class	209,004,299	195,987,966	(404,992,265)	-	-	-	1,484,240
Invesco Liquidity Funds PLC, Invesco US Dollar Liquidity Portfolio, Agency Class	-	596,160,205	(471,395,155)	-	-	124,765,050	3,897,645
Invesco Treasury Portfolio, Institutional Class	184,007,331	174,768,717	(214,986,921)	-	-	143,789,127	4,432,666
Total	$668,047,451	$1,229,069,964	$(1,413,854,723)	$(26,734)	$19,685	$483,255,643	$16,514,526

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Corn	616	December-2023	$15,800,400	$(622,806)	$(622,806)
Soybean	707	November-2023	47,077,363	4,332,552	4,332,552
Total Futures Contracts				$3,709,746	$3,709,746

(a)	Futures contracts collateralized by $45,825,800 cash held with Goldman Sachs International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Commodity Risk
Barclays Bank PLC	Receive	Barclays WTI Crude Roll Yield Excess Return Index	0.17%	Monthly	20,100	June—2024	USD	7,612,387	$—	$701,785	$701,785
BNP Paribas S.A.	Receive	BNP Paribas Commodity Daily Dynamic Curve CO Index	0.25	Monthly	37,450	August—2023	USD	19,501,544	—	1,936,959	1,936,959
Canadian Imperial Bank of Commerce	Receive	Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2	0.27	Monthly	278,000	February—2024	USD	28,232,874	—	1,725,073	1,725,073
Cargill, Inc.	Receive	Cargill Single Commodity Index	0.41	Monthly	120,100	June—2024	USD	38,965,784	—	1,655,627	1,655,627
Goldman Sachs International	Receive	Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index	0.30	Monthly	41,300	June—2024	USD	14,170,203	(778,158)	(374,851)	403,307
Goldman Sachs International	Receive	Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index	0.35	Monthly	625,500	June—2024	USD	34,584,076	—	1,921,117	1,921,117
J.P. Morgan Chase Bank, N.A.	Receive	J.P. Morgan Contag Beta Gas Oil Excess Return Index	0.25	Monthly	135,500	February—2024	USD	50,272,763	—	2,093,353	2,093,353
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Nickel type A Excess Return Index	0.17	Monthly	65,000	March—2024	USD	9,004,229	—	64,825	64,825
Macquarie Bank Ltd.	Receive	Macquarie Aluminium Dynamic Selection Index	0.30	Monthly	1,239,000	February—2024	USD	64,213,777	—	1,135,791	1,135,791
Macquarie Bank Ltd.	Receive	Macquarie Single Commodity Silver type A Excess Return Index	0.16	Monthly	105,800	February—2024	USD	25,928,893	—	154,584	154,584
Merrill Lynch International	Pay	MLC2KCE Excess Return Index	0.00	Monthly	1,315,000	July—2024	USD	13,302,277	—	0	0
Merrill Lynch International	Pay	Merrill Lynch Gold Excess Return Index	0.01	Monthly	37,700	April—2024	USD	8,136,105	—	0	0
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity(c)	Fixed Rate	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Merrill Lynch International	Pay	MLCIAPLH Excess Return Index	0.00%	Monthly	4,205,000	February—2024	USD	30,757,893	$—	$0	$0
Merrill Lynch International	Pay	MLCX2LCER Excess Return Index	0.06	Monthly	75,000	February—2024	USD	5,414,858	2	2	0
Merrill Lynch International	Receive	Merrill Lynch Soybean Meal Index	0.25	Monthly	13,300	June—2024	USD	11,709,929	—	0	0
Merrill Lynch International	Receive	MLCX Dynamic Enhanced Copper Excess Return Index	0.25	Monthly	48,800	January—2024	USD	40,790,197	—	0	0
Merrill Lynch International	Receive	MLCX Natural Gas Annual Excess Return Index	0.25	Monthly	58,500	June—2024	USD	4,976,484	—	0	0
Merrill Lynch International	Receive	MLCX1XBE Excess Return Index	0.10	Monthly	90,700	September—2023	USD	44,993,513	—	0	0
Morgan Stanley and Co. International PLC	Pay	Morgan Stanley MSCY2KW0 Index	0.05	Monthly	28,200	March—2024	USD	7,434,916	—	22,800	22,800
Morgan Stanley and Co. International PLC	Receive	Morgan Stanley MSCY2XBD0 Index	0.15	Monthly	23,650	September—2023	USD	20,395,786	—	2,570,691	2,570,691
Morgan Stanley and Co. International PLC	Receive	MS Soybean Oil Dynamic Roll Index	0.30	Monthly	167,600	December—2023	USD	44,864,643	—	15,118	15,118
Royal Bank of Canada	Receive	RBC Enhanced Brent Crude Oil 01 Excess Return Index	0.32	Monthly	36,300	June—2024	USD	18,062,201	—	0	0
UBS AG	Receive	UBS Modified Roll Select Heating Oil Strategy	0.30	Monthly	416,500	December—2023	USD	46,339,498	—	4,266,572	4,266,572
Subtotal — Appreciation									(778,156)	17,889,446	18,667,602
Commodity Risk
Goldman Sachs International	Receive	S&P GSCI Soybean Meal Excess Return Index	0.32	Monthly	14,250	June—2024	USD	20,021,421	—	(967,404)	(967,404)
J.P. Morgan Chase Bank, N.A.	Pay	S&P GSCI Gold Index Excess Return	0.08	Monthly	306,800	December—2023	USD	42,075,411	—	(172,422)	(172,422)
Macquarie Bank Ltd.	Pay	Macquarie Single Commodity Zinc type A Excess Return Index	0.12	Monthly	24,000	April—2024	USD	3,952,906	—	(123,238)	(123,238)
Macquarie Bank Ltd.	Receive	Modified Macquarie Single Commodity Sugar type A Excess Return Index	0.34	Monthly	16,100	July—2024	USD	5,238,415	—	(122,167)	(122,167)
Morgan Stanley and Co. International PLC	Pay	Morgan Stanley MSCY2KW0 Index	0.05	Monthly	16,400	April—2024	USD	4,278,214	—	(78,528)	(78,528)
Subtotal — Depreciation									—	(1,463,759)	(1,463,759)
Total — Total Return Swap Agreements									$(778,156)	$16,425,687	$17,203,843

(a)	Open Over-The-Counter Swap Agreements collateralized by $1,020,704 cash held with Macqaurie Bank, the Counterparty.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(c)	The Reference Entity Components table below includes additional information regarding the underlying components of certain reference entities that are not publicly available.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components
Reference Entity	Underlying Components	Percentage
Barclays WTI Crude Roll Yield Excess Return Index
	Long Futures Contracts
	WTI Crude	100%
BNP Paribas Commodity Daily Dynamic Curve CO Index
	Long futures Contracts
	Brent Crude	100%
Canadian Imperial Bank of Commerce Dynamic Roll LME Copper Excess Return Index 2
	Long Futures Contracts
	Copper	100%
Cargill Single Commodity Index
	Long Futures Contracts
	Sugar	100%
Enhanced Strategy AB141 on the S&P GSCI Sugar Excess Return Index
	Long Futures Contracts
	Sugar	100%
Enhanced Strategy AB31 on the S&P GSCI Cotton Excess Return Index
	Long Futures Contracts
	Cotton	100%
J.P. Morgan Contag Beta Gas Oil Excess Return Index
	Long Futures Contracts
	Gas Oil	100%
Macquarie Single Commodity Nickel type A Excess Return Index
	Long futures Contracts
	Nickel	100%
Macquarie Aluminum Dynamic Selection Index
	Long futures Contracts
	Aluminium	100%
Macquarie Single Commodity Silver type A Excess Return Index
	Long Futures Contracts
	Silver	100%
MLC2KCE Excess Return Index
	Long Futures Contracts
	Coffee	100%
Merrill Lynch Gold Excess Return Index
	Long Futures Contracts
	Gold	100%
MLCIAPLH Excess Return Index
	Long Futures Contracts
	Lean Hogs	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
MLCX2LCER Excess Return Index
	Long Futures Contracts
	Live Cattle	100%
Merrill Lynch Soybean Meal Index
	Long Futures Contracts
	Soybean Meal	100%
MLCX Dynamic Enhanced Copper Excess Return Index
	Long Futures Contracts
	Copper	100%
MLCX Natural Gas Annual Excess Return Index
	Long Futures Contracts
	Natural Gas	100%
MLCX1XBE Excess Return Index
	Long Futures Contracts
	Gasoline unleaded	100%
Morgan Stanley MSCY2KW0 Index
	Long Futures Contracts
	Kansas Wheat	100%
Morgan Stanley MSCY2XBD0 Inde
	Long Futures Contracts
	Gasoline RBOB	100%
MS Soybean Oil Dynamic Roll Index
	Long Futures Contracts
	Soybean Oil	100%
RBC Enhanced Brent Crude Oil 01 Excess Return Index
	Long Futures Contracts
	Brent Crude	100%
UBS Modified Roll Select Heating Oil Strategy
	Long Futures Contracts
	Heating Oil	100%
S&P GSCI Soybean Meal Excess Return Index
	Long Futures Contracts
	Soybean Meal	100%
S&P GSCI Gold Index Excess Return
	Long Futures Contracts
	Gold	100%
Macquarie Single Commodity Zinc type A Excess Return Index
	Long Futures Contracts
	Zinc	100%
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Reference Entity Components—(continued)
Reference Entity	Underlying Components	Percentage
Modified Macquarie Single Commodity Sugar type A Excess Return Index
	Long Futures Contracts
	Sugar	100%
Morgan Stanley MSCY2WH0 Index
	Long Futures Contracts
	Wheat	100%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Balanced-Risk Commodity Strategy Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasury Securities	$—	$192,412,418	$—	$192,412,418
Commodity-Linked Securities	—	101,173,374	—	101,173,374
Money Market Funds	483,255,643	—	—	483,255,643
Total Investments in Securities	483,255,643	293,585,792	—	776,841,435
Other Investments - Assets*
Futures Contracts	4,332,552	—	—	4,332,552
Swap Agreements	—	18,667,602	—	18,667,602
	4,332,552	18,667,602	—	23,000,154
Other Investments - Liabilities*
Futures Contracts	(622,806)	—	—	(622,806)
Swap Agreements	—	(1,463,759)	—	(1,463,759)
	(622,806)	(1,463,759)	—	(2,086,565)
Total Other Investments	3,709,746	17,203,843	—	20,913,589
Total Investments	$486,965,389	$310,789,635	$—	$797,755,024

*	Unrealized appreciation (depreciation).
Invesco Balanced-Risk Commodity Strategy Fund